Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (21.3%)
Alphabet, Inc. - Class A *	8,435	23,461
Alphabet, Inc. - Class C *	37,505	104,751
Meta Platforms, Inc. - Class A *	288,135	64,070
Netflix, Inc. *	46,330	17,355
Pinterest, Inc. *	131,124	3,227
Sea, Ltd., ADR *	112,317	13,454
Snap, Inc. *	403,969	14,539
Spotify Technology SA *	19,662	2,969
Tencent Holdings, Ltd.	121,700	5,741
T-Mobile US, Inc. *	24,039	3,085
The Walt Disney Co. *	34,733	4,764

Total		257,416

Consumer Discretionary (23.1%)
Amazon.com, Inc. *	43,261	141,029
Booking Holdings, Inc. *	3,000	7,045
Carvana Co. *	71,010	8,471
Chipotle Mexican Grill, Inc. *	6,346	10,039
Dollar General Corp.	41,530	9,246
DoorDash, Inc. *	71,790	8,413
JD.com, Inc. *	5,795	170
Lululemon Athletica, Inc. *	29,734	10,860
NIKE, Inc. - Class B	74,475	10,021
Rivian Automotive, Inc. *	57,261	2,877
Ross Stores, Inc.	96,975	8,772
Starbucks Corp.	29,836	2,714
Tesla, Inc. *	53,322	57,460
The TJX Cos., Inc.	35,424	2,146

Total		279,263

Financials (3.0%)
The Charles Schwab Corp.	79,637	6,714
Chubb, Ltd.	20,601	4,406
The Goldman Sachs Group, Inc.	37,194	12,278
Marsh & McLennan Cos., Inc.	14,857	2,532
MSCI, Inc.	3,149	1,584
S&P Global, Inc.	21,833	8,955

Total		36,469

Health Care (11.1%)
Align Technology, Inc. *	5,631	2,455
AstraZeneca PLC, ADR	52,300	3,470

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Danaher Corp.	52,684	15,454
Eli Lilly & Co.	60,883	17,435
HCA Healthcare, Inc.	29,263	7,334
Humana, Inc.	10,889	4,739
Intuitive Surgical, Inc. *	68,370	20,626
Stryker Corp.	38,356	10,254
Teleflex, Inc.	9,766	3,465
Thermo Fisher Scientific, Inc.	14,025	8,284
UnitedHealth Group, Inc.	57,661	29,405
Veeva Systems, Inc. - Class A *	16,000	3,399
Zoetis, Inc.	40,479	7,634

Total		133,954

Industrials (1.2%)
Cintas Corp.	3,703	1,575
General Electric Co.	42,562	3,894
Roper Technologies, Inc.	14,081	6,650
TransUnion	21,730	2,246

Total		14,365

Information Technology (39.3%)
Advanced Micro Devices, Inc. *	134,329	14,688
Adyen NV *	87,000	1,720
Affirm Holdings, Inc. *	45,567	2,109
Apple, Inc.	474,049	82,774
ASML Holding NV	16,392	10,949
Atlassian Corp. PLC *	27,462	8,069
Bill.com Holdings, Inc. *	36,055	8,177
Block, Inc. *	54,006	7,323
Confluent, Inc. - Class A *	41,100	1,685
CrowdStrike Holdings, Inc. *	6,527	1,482
Datadog, Inc. *	22,720	3,441
DocuSign, Inc. *	28,851	3,091
Fortinet, Inc. *	27,689	9,462
HashiCorp, Inc. - Class A *	10,613	573
Intuit, Inc.	44,840	21,561
Marvell Technology, Inc.	83,633	5,997
Mastercard, Inc. - Class A	76,626	27,385
Microsoft Corp.	290,699	89,625
MongoDB, Inc. *	18,584	8,244
Monolithic Power Systems, Inc.	10,371	5,037
NVIDIA Corp.	167,959	45,829

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Paycom Software, Inc. *	2,744	951
PayPal Holdings, Inc. *	74,640	8,632
ServiceNow, Inc. *	53,750	29,933
Shopify, Inc. *	11,146	7,534
Snowflake, Inc. *	13,034	2,987
Synopsys, Inc. *	43,115	14,369
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	41,258	4,302
TE Connectivity, Ltd.	16,708	2,188
Texas Instruments, Inc.	34,957	6,414
Twilio, Inc. - Class A *	7,641	1,259
Visa, Inc. - Class A	162,246	35,981

Total		473,771

Materials (0.4%)
Linde PLC	11,654	3,723
The Sherwin-Williams Co.	2,215	553

Total		4,276

Real Estate (0.1%)
Opendoor Technologies, Inc. *	192,500	1,665

Total		1,665

Total Common Stocks (Cost: $824,841)		1,201,179

Short-Term Investments (0.5%)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	5,760,674	5,761

Total		5,761

Total Short-Term Investments (Cost: $5,761)		5,761

Total Investments (100.0%) (Cost: $830,602)@		1,206,940

Other Assets, Less Liabilities (0.0%)		(410)

Net Assets (100.0%)		1,206,530

Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $830,602 and the net unrealized appreciation of investments based on that cost was $376,338 which is comprised of $438,308 aggregate gross unrealized appreciation and $61,970 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Common Stocks

Communication Services	$251,675	$5,741	$—

Consumer Discretionary	279,093	170	—

All Others	664,500	—	—

Short-Term Investments	5,761	—	—

Total Assets:	$1,201,029	$5,911	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand